Leases - Schedule of Future Lease Payments Under Operating Leases (Details) ¥ in Thousands	Jun. 30, 2025 CNY (¥)
Schedule of Future Lease Payments Under Operating Leases [Abstract]
FY2025	¥ 1,137
FY2026	2,028
FY2027	1,246
FY2028	779
FY2029	465
FY2030	319
FY2031
Total future lease payment	5,974
less: imputed interest	(2,060)
Represent value of future lease payments	¥ 3,914	[1]

[1]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB981 (US$137) and RMB2,933 (US$409) as of June 30, 2025.